UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2007

Item 1. Report to Stockholders.

FundX ETF Upgrader Funds

FundX ETF Upgrader Fund ❖ FundX ETF Aggressive Upgrader Fund

Semi-Annual Report
April 30, 2007

FUNDX ETF UPGRADER FUNDS

April 30, 2007

Dear Shareholders,

We are excited about the launch of the two newest FundX Upgrader Funds: The FundX ETF Upgrader fund (REMIX) and the FundX ETF Aggressive Upgrader fund (UNBOX).

The FundX ETF Upgrader Funds are actively managed portfolios of mutual funds just like the original FundX Upgrader Funds. The only difference is that they only invest in Exchange Traded funds (ETFs).

In the FundX Upgrader Funds of funds, we rank ETFs side by side versus traditional mutual funds and select whichever ranks higher based on our proprietary ranking system. By using both ETFs and regular mutual funds, we get access to active portfolio management from traditional mutual funds. But we also are subject to minimum holding times, possible redemption fees, and higher average expenses when we buy regular mutual funds.

One advantage to an all-ETF portfolio is our ability to change the portfolio as actively as desired based on our rankings without concern about restrictions or penalties.

POPULARITY OF EXCHANGE TRADED FUNDS

Exchange Traded Funds (ETFs) have become the fastest growing segment of the mutual fund industry for a number of reasons: On average, ETFs have lower expenses than regular mutual funds. ETFs trade throughout the day and don’t require minimum hold times like many regular mutual funds. And, the universe of available ETFs is growing rapidly, making them a viable alternative.

Although ETFs offer a relatively low cost way to get exposure to most markets and sectors, investors still need to decide which ETFs to own and when to buy and sell them. We add value by making these decisions for you and implementing them in a disciplined way based on our Upgrading strategy.

USING THE FUNDX ETF UPGRADER FUNDS

The FundX ETF Upgrader Fund (REMIX) is designed to have similar risk and return expectations to the original FundX Upgrader Fund (FUNDX). REMIX can hold between 70% and 100% in Class 3 ETFs, or up to 30% from Classes 1, 2, or 4.

The FundX ETF Aggressive Upgrader Fund (UNBOX) is managed similarly to the FundX Aggressive Upgrader Fund (HOTFX). UNBOX has no class limits and simply holds the top ranked ETFs based on our rankings.

REMIX could be a substitute for part of where you might otherwise have selected FUNDX, and use UNBOX as an alternative to HOTFX. By owning both FUNDX and REMIX, for example, you could potentially benefit from FUNDX when actively managed funds add value versus ETFs – and could also benefit from REMIX when the lower cost structure and flexibility of ETFs outweigh any added value of active management.

PORTFOLIO HIGHLIGHTS

FUNDX ETF UPGRADER FUND (REMIX)

Despite significant volatility in early 2007, our measures of market leadership remain remarkably consistent. The highest ranking funds were predominantly foreign funds, especially emerging markets.

REMIX always holds larger positions in core ETFs from Class 3, and much smaller positions in more speculative ETFs from Classes 1 and 2. Among our core holdings, our largest positions are focused on developed markets mainly in Europe. Our domestic holdings are mid cap and large cap value funds.

Among the more speculative holdings, foreign funds dominate, particularly those funds focused on specific European countries, Asian countries and regions, and Latin America. Initially, about 25% of the fund’s speculative holdings were concentrated in real estate funds, but these have since fallen out of favor and were replaced by Utilities and both US and global Telecommunications funds.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

Overall, our best percentage gains came from iShares MSCI Germany Index Fund (EWG) and iShares MSCI Sweden Index Fund (EWD), up 14.67% and 13.73% respectively. Because it was one of our largest holdings, iShares EMU Index Fund (EZU) made the largest contribution to the fund even though it gained only 11.71%. Our worst performing position, iShares Hong Kong Index Fund (IHK) lost 12.32% and was sold. Fortunately, IHK was among our smallest positions.

FUNDX ETF AGGRESSIVE UPGRADER FUND (UNBOX)

Despite significant volatility in early 2007, our measures of market leadership remained remarkably consistent. The highest ranking funds were predominantly foreign funds, especially emerging markets. UNBOX invests in the most highly ranking ETFs based on our proprietary ranking system. Most positions are equally weighted, even those focused on individual countries or concentrated in specific market sectors.

Foreign funds dominate our ranks, including funds focused on specific European countries, Asian countries and regions, and Latin America. Initially, UNBOX had about 25% of assets concentrated in real estate funds, but these funds have since fallen out of favor and were replaced by Utilities, Materials and both US and global Telecommunications funds. Although Asia focused ETFs, particularly China, Malaysia and Singapore, fell dramatically when markets sold off in late February, they recovered strongly, remaining highly ranked by our system and represent substantial holdings in UNBOX.

The best contributors to the fund’s performance were iShares MSCI Germany Index Fund (EWG) and iShares MSCI Sweden Index Fund (IWD), gaining 14.43% and 12.32% respectively. Our worst performer, iShares Hong Kong Index Fund (IHK) lost 12.31% and was sold.

In closing, thank you for investing in the FundX ETF Upgrader Funds. We are so proud that you have chosen us to manage your fund portfolios. As always, we remain vigilant and disciplined in our execution of the Upgrading strategy on your behalf.

Thank you for entrusting us with your investment assets,

Janet Brown
President, DAL Investment Company
Adviser to the FundX Upgrader Funds

The FundX Upgrader and Aggressive Upgrader Funds’ investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-866-455-3863, or visiting www.upgraderfunds.com. Read it carefully before investing.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk; principal loss is possible. The FundX ETF Upgrader Funds are considered “fund of funds.” Each of the ETF Upgrader Funds will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying ETFs. To the extent that the Fund concentrates its investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. Small-and medium-capitalization companies tend to have limited liquidity and greater volatility than large-capitalization companies. The Fund may invest in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Underlying Funds may engage in short sales, which could result in such a fund’s investment performance suffering if it is required to close out a short position earlier than it had intended. The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default. Additionally, these instruments are generally unsecured and may be subordinated to other creditor’s claim.

The information provided in this letter represents the opinion of Janet Brown and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments on page 5 of this report for further sector and holding information.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

HOW WE CLASSIFY FUNDS

CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF’S
Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

CLASS 2: GROWTH - SPECULATIVE STOCK ETF’S
Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

CLASS 3: GROWTH - HIGHER QUALITY STOCK ETF’S
Generally, Class 3 ETFs are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) ETFs in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these ETFs include long-term growth with little emphasis on income.

CLASS 4: TOTAL RETURN (OR BALANCED) ETF’S
Class 4 ETFs include a wide variety of investment strategies, usually including common stocks.  Often these ETFs hold income-generating instruments to lower portfolio volatility.  Some of these ETFs may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC. (6/07)

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

SECTOR ALLOCATION AT APRIL 30, 2007 (UNAUDITED)

FundX ETF Upgrader Fund

Allocation of Portfolio	% of Net Assets

Class 1 & 2	28.9%
Class 3	69.5%
Class 4	1.5%
Money Market Fund	1.9%
Liabilities in Excess of Other Assets	(1.8)%
Net Assets	100.0%

FundX ETF Aggressive Upgrader Fund

Allocation of Portfolio	% of Net Assets

Class 1 & 2	96.4%
Class 4	6.2%
Money Market Fund	1.7%
Liabilities in Excess of Other Assets	(4.3)%
Net Assets	100.0%

EXPENSE EXAMPLE FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)
As a shareholder of the FundX ETF Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/31/07* – 4/30/07).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED), CONTINUED

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FUNDX ETF UPGRADER FUND

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 1/31/07*	Value 4/30/07	1/31/07 – 4/30/07**
Actual	$1,000	$1,056	$3.76
Hypothetical (5% annual return before expenses)	$1,000	$1,009	$3.67

*	The Fund commenced operations on January 31, 2007.
**
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 89/365 (to reflect the since inception period).

FUNDX ETF AGGRESSIVE UPGRADER FUND

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 1/31/07*	Value 4/30/07	1/31/07 – 4/30/07**
Actual	$1,000	$1,038	$3.73
Hypothetical (5% annual return before expenses)	$1,000	$1,009	$3.67

*	The Fund commenced operations on January 31, 2007.
**
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 89/365 (to reflect the since inception period).

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED)

Shares		Value
	Investment Companies: 99.9%
	Class 1 & 2 Funds: 28.9%^
1,799	iShares Dow Jones U.S. Utilities Sector Index Fund	$181,771
1,698	iShares FTSE/Xinhua China 25 Index Fund	178,782
8,939	iShares MSCI Australia Index Fund	242,247
4,416	iShares MSCI Austria Index Fund	178,848
3,431	iShares MSCI Brazil Index Fund	180,333
3,893	iShares MSCI Germany Index Fund	122,162
20,965	iShares MSCI Malaysia Index Fund	238,791
4,334	iShares MSCI Mexico Index Fund	239,844
5,952	iShares MSCI Netherlands Index Fund	182,667
1,730	iShares MSCI Pacific ex-Japan Index Fund	241,491
18,820	iShares MSCI Singapore Index Fund	239,579
3,209	iShares MSCI Spain Index Fund	182,143
6,581	iShares MSCI Sweden Index Fund	244,023
1,796	iShares S&P Global Telecommunications Sector Index Fund	121,984
954	iShares S&P Latin America 40 Index Fund	179,915
3,110	Materials Select Sector SPDR Fund	120,108
5,557	PowerShares Golden Dragon Halter USX China Portfolio	118,420
4,389	Utilities Select Sector SPDR Fund	182,802
1,503	Vanguard Materials ETF	120,541
	Total Class 1 & 2 Funds
	(Cost $3,330,602)	3,496,451
	Class 3 Funds: 69.5%^
18,477	iShares MSCI EAFE Index Fund	1,462,639
7,915	iShares MSCI EAFE Value Index Fund	610,246
14,701	iShares MSCI EMU Index Fund	1,690,615
6,916	iShares Russell Midcap Value Index Fund	1,091,691
5,303	iShares S&P Europe 350 Index Fund	609,315
30,101	PowerShares International Dividend Achievers Fund	606,234
10,201	streetTRACKS Dow Jones Europe Stoxx 50 ETF	612,162
22,747	Vanguard European Stock ETF	1,706,025
	Total Class 3 Funds
	(Cost $7,954,048)	8,388,927
	Class 4 Fund: 1.5%^
2,095	Vanguard Utilities ETF	181,427
	Total Class 4 Fund
	(Cost $178,117)	181,427
	Total Investment Companies
	(Cost $11,462,767)	12,066,805

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED), CONTINUED
Shares		Value
	Short-Term Investment: 1.9%
227,501	Fidelity Institutional Money Market Portfolio	$227,501
	Total Short-Term Investment
	(Cost $227,501)	227,501
	Total Investments: 101.8%
	(Cost $11,690,268)	12,294,306
	Liabilities in Excess of Other Assets: (1.8)%	(222,016)
	Net Assets: 100.0%	$12,072,290

^	CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF’S

Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

CLASS 2: GROWTH - SPECULATIVE STOCK ETF’S

Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

CLASS 3: GROWTH - HIGHER QUALITY STOCK ETF’S

Generally, Class 3 ETFs are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) ETFs in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these ETFs include long-term growth with little emphasis on income.

CLASS 4: TOTAL RETURN (OR BALANCED) ETF’S

Class 4 ETFs include a wide variety of investment strategies, usually including common stocks.  Often these ETFs hold income-generating instruments to lower portfolio volatility.  Some of these ETFs may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED)

Shares		Value
	Investment Companies: 102.6%
	Class 1 & 2 Funds: 96.4%^
6,315	iShares Dow Jones U.S. Utilities Sector Index Fund	$638,068
5,959	iShares FTSE/Xinhua China 25 Index Fund	627,423
28,239	iShares MSCI Australia Index Fund	765,277
18,692	iShares MSCI Austria Index Fund	757,026
14,450	iShares MSCI Brazil Index Fund	759,492
12,300	iShares MSCI Germany Index Fund	385,974
66,231	iShares MSCI Malaysia Index Fund	754,371
13,692	iShares MSCI Mexico Index Fund	757,715
20,892	iShares MSCI Netherlands Index Fund	641,175
5,467	iShares MSCI Pacific ex-Japan Index Fund	763,139
59,455	iShares MSCI Singapore Index Fund	756,862
11,264	iShares MSCI Spain Index Fund	639,345
20,788	iShares MSCI Sweden Index Fund	770,819
5,674	iShares S&P Global Telecommunications Sector Index Fund	385,378
4,019	iShares S&P Latin America 40 Index Fund	757,943
9,823	Materials Select Sector SPDR Fund	379,364
14,638	PowerShares Golden Dragon Halter USX China Portfolio	311,936
15,405	Utilities Select Sector SPDR Fund	641,618
4,748	Vanguard Materials ETF	380,790
	Total Class 1 & 2 Funds
	(Cost $11,315,917)	11,873,715
	Class 4 Fund: 6.2%^
8,823	Vanguard Utilities ETF	764,072
	Total Class 4 Fund
	(Cost $750,643)	764,072
	Total Investment Companies
	(Cost $12,066,560)	12,637,787

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED), CONTINUED

Shares		Value
	Short-Term Investment: 1.7%
213,121	Fidelity Institutional Money Market Portfolio	$213,121
	Total Short-Term Investment
	(Cost $213,121)	213,121
	Total Investments: 104.3%
	(Cost $12,279,681)	12,850,908
	Liabilities in Excess of Other Assets: (4.3)%	(535,247)
	Net Assets: 100.0%	$12,315,661

^	CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF’S

Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

CLASS 2: GROWTH - SPECULATIVE STOCK ETF’S

Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

CLASS 4: TOTAL RETURN (OR BALANCED) ETF’S

Class 4 ETFs include a wide variety of investment strategies, usually including common stocks.  Often these ETFs hold income-generating instruments to lower portfolio volatility.  Some of these ETFs may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2007 (UNAUDITED)

		FundX ETF
	FundX ETF	Aggressive
	Upgrader Fund	Upgrader Fund
ASSETS
Investments in securities, at value (cost $11,690,268 and $12,279,681, respectively) (Note 2)	$12,294,306	$12,850,908
Receivables:
Fund shares sold	181,968	593,900
Dividends and interest	918	981
Prepaid expenses	19,067	19,724
Total assets	12,496,259	13,465,513

LIABILITIES
Payables:
Investment securities purchased	338,350	732,250
Fund shares redeemed	57,482	388,471
Investment advisory fees	1,071	1,306
Administration fees	1,233	1,233
Custody fees	3,684	4,438
Fund accounting fees	4,876	4,876
Transfer agent fees	7,758	7,766
Chief compliance officer fees	312	312
Other accrued expenses	9,203	9,200
Total liabilities	423,969	1,149,852

NET ASSETS	$12,072,290	$12,315,661

Net asset value, offering and redemption price per share
($12,072,290/457,420, shares outstanding and $12,315,661/474,323, shares
outstanding, respectively; unlimited number of shares authorized without par value)	$26.39	$25.96

COMPONENTS OF NET ASSETS
Paid-in capital	$11,648,351	$12,091,741
Accumulated net investment loss	(15,198)	(15,413)
Accumulated net realized loss on investments	(164,901)	(331,894)
Net unrealized appreciation on investments	604,038	571,227
Net assets	$12,072,290	$12,315,661

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED APRIL 30, 2007 (UNAUDITED)

		FundX ETF
	FundX ETF	Aggressive
	Upgrader Fund	Upgrader Fund
INVESTMENT INCOME
Dividends	$11,886	$11,816
Interest	4,904	5,233
Total investment income	16,790	17,049

EXPENSES (NOTE 3)
Investment advisory fees	21,325	21,642
Transfer agent fees	8,127	8,127
Custody fees	6,096	6,096
Fund accounting fees	4,876	4,876
Audit fees	4,268	4,267
Registration fees	4,233	4,233
Administration fees	3,658	3,658
Reports to shareholders	1,951	1,951
Legal fees	1,463	1,463
Miscellaneous expense	1,219	1,219
Trustee fees	873	873
Chief compliance officer fees	384	384
Insurance expense	244	244
Total expenses	58,717	59,033
Less: fees waived	(26,729)	(26,571)
Net expenses	31,988	32,462
Net investment loss	(15,198)	(15,413)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(164,901)	(331,894)
Change in net unrealized appreciation on investments	604,038	571,227
Net realized and unrealized gain on investments	439,137	239,333
Net increase in net assets resulting from operations	$423,939	$223,920

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
April 30, 2007*
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(15,198)
Net realized loss on investments	(164,901)
Change in net unrealized appreciation on investments	604,038
Net increase in net assets resulting from operations	423,939

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	11,648,351
Total increase in net assets	12,072,290

NET ASSETS
Beginning of period	—
End of period	$12,072,290
Accumulated net investment loss	$(15,198)

(a)  Summary of capital share transactions is as follows:

	Period Ended
	April 30, 2007*
	(Unaudited)
	Shares	Value
Shares sold	537,782	$13,642,822
Shares redeemed	(80,362)	(1,994,471)
Net increase	457,420	$11,648,351

* Fund commenced operations January 31, 2007.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
April 30, 2007*
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(15,413)
Net realized loss on investments	(331,894)
Change in net unrealized appreciation on investments	571,227
Net increase in net assets resulting from operations	223,920

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	12,091,741
Total increase in net assets	12,315,661

NET ASSETS
Beginning of period	—
End of period	$12,315,661
Accumulated net investment income loss	$(15,413)

(a)Summary of capital share transactions is as follows:

	Period Ended
	April 30, 2007*
	(Unaudited)
	Shares	Value
Shares sold	570,049	$14,455,776
Shares redeemed	(95,726)	(2,364,035)
Net increase	474,323	$12,091,741

* Fund commenced operations January 31, 2007.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Period Ended
	April 30, 2007*
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03)
Net realized and unrealized gain on investments	1.42
Total from investment operations	1.39
Paid-in capital from redemption fees (Note 2)	—
Net asset value, end of period	$26.39
Total return	5.56	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$12.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.75	%+
After fees waived and expenses absorbed	1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.96	)%+
After fees waived and expenses absorbed	(0.71	)%+
Portfolio turnover rate	92	%^

*  Fund commenced operations January 31, 2007.
^  Not Annualized.
+  Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

	Period Ended
	April 30, 2007*
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.03)
Net realized and unrealized gain on investments	0.99
Total from investment operations	0.96
Paid-in capital from redemption fees (Note 2)	—
Net asset value, end of period	$25.96
Total return	3.84	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$12.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.72	%+
After fees waived and expenses absorbed	1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	(1.93	)%+
After fees waived and expenses absorbed	(0.71	)%+
Portfolio turnover rate	100	%^

*	Fund commenced operations January 31, 2007.
^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED)

NOTE 1 – ORGANIZATION
FundX ETF Upgrader Fund and FundX ETF Aggressive Upgrader Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX ETF Upgrader Fund (“ETF Upgrader Fund”) and FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) commenced operations on January 31, 2007.

The investment objective of the ETF Upgrader Fund and the ETF Aggressive Fund is to maximize capital appreciation over the long term without regard to income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of April 30, 2007, the Funds did not hold fair valued securities.

B.
Federal Income Taxes.  The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED), CONTINUED

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
New Accounting Pronouncements.  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last NAV calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for mutual funds.  At this time, management is evaluating the implications of FIN 48, and its impact in the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS 157, and its impact on the financial statements has not yet been determined.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DAL Investment Company, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00%.  For the period ended April 30, 2007, the ETF Upgrader Fund and ETF Aggressive Fund incurred $21,325 and $21,642 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

ETF Upgrader Fund	1.50%
ETF Aggressive Fund	1.50%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  For the period ended April 30, 2007, the Advisor voluntarily waived $26,729 and $ 26,571 in fees for the ETF Upgrader Fund and ETF Aggressive Fund, respectively.

At April 30, 2007, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the ETF Upgrader Fund and the ETF Aggressive Fund that may be recouped was $26,729, and $26,571, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

October 31, 2010
ETF Upgrader Fund	$26,729
ETF Aggressive Fund	$26,571

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

$0 to $150 million	0.10% of average daily net assets
$150 to $500 million	0.05% of average daily net assets
$500 to $1 billion	0.04% of average daily net assets
Over $1 billion	0.03% of average daily net assets
Minimum annual fee - $30,000 for the first fund, $15,000 each additional fund

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED), CONTINUED

For the period ended April 30, 2007, the ETF Upgrader Fund and ETF Aggressive Fund incurred $3,658 and $3,658 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the period ended April 30, 2007, the Funds were each allocated $384 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are both affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the period ended April 30, 2007 are as follows:

	Purchases	Sales
ETF Upgrader Fund	$18,646,666	$7,018,998
ETF Aggressive Fund	20,204,848	7,806,394

There were no purchases or sales of long-term U.S. Government securities for the period ended April 30, 2007.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The cost basis of investments for federal income tax purposes at April 30, 2007 was as follows:

	ETF Upgrader Fund	ETF Aggressive Fund
Cost of investments	$11,690,268	$12,279,681
Gross tax unrealized appreciation	614,215	597,121
Gross tax unrealized depreciation	(10,177)	(25,894)
Net tax unrealized appreciation	$604,038	$571,227

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on November, 30-December 1, 2006, the Board (which is comprised entirely of persons who are considered to be Independent Trustees under the Investment Company Act) considered and approved the Advisory Agreement with DAL Investment Company, LLC (the “Advisor”) for each of the FundX ETF Upgrader Fund and FundX ETF Aggressive Upgrader Fund (the “Funds”) for an initial two year term.  In approving the Advisory Agreement, the Board received and reviewed substantial information regarding the Advisor, its personnel, history and its expectations and contemplations for each Fund, as well as other information provided by the Advisor to the Board. This information, together with the information provided to the Board throughout the course of the year in connection with advisory services provided by the Advisor to other portfolios which comprise the FundX Funds family of funds and which are overseen by the Board (the “FundX Funds”), formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement:

1.
The nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities under the Advisory Agreement for all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations. The Board noted that it had a long and successful history with the Advisor in connection with the FundX Funds and that the Advisor had provided assurances that the shareholder base for the Funds was not expected to detract from the shareholder base of the FundX Funds. In this regard, it was noted that during the course of the prior year the Board had met with the Advisor in person to discuss various marketing and compliance topics with respect to the FundX Funds.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services to the Funds would likely be satisfactory and reliable.

2.
The Funds’ anticipated performance and the anticipated performance of the Advisor.  In assessing the likely quality of the portfolio management services to be provided by the Advisor to the Funds, the Board took into consideration the long and short-term performance of the FundX Funds on both an absolute basis and in comparison to their peer funds as classified by Lipper. In this regard, the Board considered that the FundX Funds were also “funds-of-funds” and that the Advisor has a long and successful history of investing in other investment companies through a “fund-of-funds” structure. The Board also considered that the investment policies and strategies of the Funds were substantially similar to those of the FundX Funds and that Advisor also has a meaningful history of investing in exchange-traded traded funds, as certain of the FundX Funds have also from time to time invested in exchange-traded funds.  The Board concluded that it believed that the Advisor’s performance with respect to the Funds would likely be satisfactory.

3.
The anticipated cost of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to a peer group of funds and separate accounts for other types of clients advised by the Advisor. The Board also compared the proposed fees to the fees paid to the Advisor of the FundX Funds.

The Board noted that the Advisor had agreed to waive its fees or reimburse each Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio for each Fund of 1.50%.  The Board noted that the proposed advisory fee and estimated total fund expenses for the FundX ETF Aggressive Upgrader Fund was projected to be slightly above the Fund’s peer group median and that the advisory fee and estimated total fund expenses for the FundX ETF Upgrader Fund was projected to be among the lowest of the peer group. The Board noted that the expense structure was in line with the fees charged by the Advisor to its other investment management clients, notwithstanding the fact that the services and investment strategies applicable to those accounts were substantially different.  The Board also took into account that the Advisor’s strategy involved investing in exchange-traded funds, which necessarily involved a degree of layering of fees, and that investors selecting the Funds were electing a fund-of-funds structure with its attendant additional costs as disclosed in the prospectus.  In addition, the Board considered the ability of the Advisor in the future to recoup amounts that the Advisor had previously paid (either in the form of fee waivers or fund subsidies) under certain circumstances and subject to certain conditions.  The Board concluded that the fees proposed to be paid to the Advisor in connection with each Fund appeared to be fair and reasonable.

4.
Economies of Scale.  The Board also considered that economies of scale may be expected to be realized by the Advisor as the assets of the Funds grow.  The Board concluded that it would consider whether economies of scale were being realized as assets levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the expected profitability to the Advisor from its relationship

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FUNDX ETF UPGRADER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED), CONTINUED

with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits expected to be received in exchange for “soft dollars”.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement would likely not be excessive, and that the Advisor would likely have adequate capitalization and maintain adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Funds, and that the Funds’ shareholders would receive reasonable value in return for the advisory fees paid.  The Board therefore determined that the approval of the Advisory Agreement would be in the best interests of each of the Funds and their shareholders.

WWW.UPGRADERFUNDS.COM

FUNDX ETF UPGRADER FUNDS

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the FundX ETF Upgrader Funds (the “Funds”) use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended ending June 30 is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.  Due to the Funds commencing operations on January 31, 2007, there are no proxy voting documents available.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedule of portfolio holdings is posted on its website at www.upgraderfunds.com within ten business days after calendar quarter end.

WWW.UPGRADERFUNDS.COM

FundX ETF Upgrader Fund
FundX ETF Aggressive Upgrader Fund

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee,WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee,WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

FUND NAME	SYMBOL	CUSIP
FundX ETF Upgrader Fund	REMIX	742935331
FundX ETF Aggressive Upgrader Fund	UNBOX	742935349

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  July 2, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  July 6, 2007

* Print the name and title of each signing officer under his or her signature.